Commitments and Contingent Liabilities (Details) - ILS (₪)		1 Months Ended				12 Months Ended
	Sep. 06, 2017	Nov. 15, 2018	Oct. 19, 2018	Jul. 28, 2016	Apr. 30, 2007	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2018	Jun. 09, 2016	Feb. 02, 2016
Commitments and Contingent Liabilities (Textual)
Operating lease term		The lease is for five years and five months in return for a monthly payment of NIS 89 thousand, with an option to extend for five additional years.					August 18, 2018
Monthly rent		₪ 89,000		₪ 30,000			₪ 54,000
Restricted deposit						₪ 580,000
Operating lease agreements description		In addition, as part of the lease agreement the company will not carry the rent monthly payment during the first five months of the lease agreement and will be reimbursed for its building adjustments costs in the amount of NIS 2,500 thousand.	The United License Agreement provides for the payment of an upfront cash payment of $5 million to CollPlant, which was paid to CollPlant in November 2018 following effectiveness of the Agreement. In addition, the United License Agreement provides for a one-time non-refundable option payments of $3 million per Option Product ($9 million in the aggregate), and up to $30 million of milestone payments payable as follows: (i) $5 million upon completion of the U.S. facility design, (ii) $5 million upon completion of production of a specified amount of Bioink, and (iii) $5 million for FDA marketing approval for each Covered Product (up to $20 million in the aggregate).	The lease is for three years with an option to extend for four additional years, in return for a monthly payment of NIS 30 thousand.	The Company signed an agreement with a third party for lease of land in Yessod Hamaala. The lease term ended on April 30, 2017. On July 4, 2017, the Company signed a new agreement for four years with an option for extension of another 6 years. The lease term began on May 1, 2017. The annual rent amount is NIS 120 thousand.
Acquired equipment and clean rooms				₪ 1,849,000
Shares issued				1,067,916		190,735,668	166,816,328
Repaid cash over the term				₪ 525,000
Description on royalty				Under the terms of Company's funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from projects so funded up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of an annual interest based on Libor.
Royalty expense						₪ 3,200,000
Royalties before additional libor interest						31,800,000
Non-current government grants						2.2
Royalties present value						1,228,000
Long-term liabilities as a financial liability						₪ 1,181,000
Total consideration amount				₪ 1,197,000
Assuming funds payable percentage						100.00%
VAT payables	₪ 1,800,000
Lease Agreement Restricted Deposit						₪ 544,000
Ordinary Shares [Member]
Commitments and Contingent Liabilities (Textual)
Shares issued								250,000,000	11,267,833	5,745,903
Contigent liability [Member]
Commitments and Contingent Liabilities (Textual)
Tax pay	₪ 1,500,000